Other information about investments - Subsidiaries - Refining and Chemicals (Details)	12 Months Ended
Dec. 31, 2024
Subsidiaries
Company name	Eni Marine Services SpA
Refining Segment [Member] | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Ecofuel SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Refining Segment [Member] | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining Segment [Member] | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Petroven Srl
Registered office	Genova
Country of operation	Italy
% Equity ratio	100.00%
Refining Segment [Member] | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining Segment [Member] | Foreign (outside Italy) | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Refining Segment [Member] | Foreign (outside Italy) | Subsidiaries Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Versalis SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Chemicals | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Finproject SpA
Registered office	Morrovalle (MC)
Country of operation	Italy
% Equity ratio	100.00%
Chemicals | Italy | Subsidiaries Two [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Matrìca SpA
Registered office	Porto Torres (SS)
Country of operation	Italy
% Equity ratio	100.00%
Chemicals | Italy | Subsidiaries Three [Member] | Novamont SpA
Subsidiaries
% Ownership	50.00%
Chemicals | Italy | Subsidiaries Three [Member] | Versalis SpA
Subsidiaries
% Ownership	50.00%
Chemicals | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Novamont SpA
Registered office	Novara
Country of operation	Italy
% Equity ratio	100.00%
Chemicals | Italy | Subsidiaries Four [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Asian Compounds Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Hong Kong
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	BioBag Americas Inc
Registered office	Dunedin (USA)
Country of operation	USA
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Six [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	BioBag International AS
Registered office	Indre Østfold (Norway)
Country of operation	Norway
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seven [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Dagöplast AS
Registered office	Hiiumaa (Estonia)
Country of operation	Estonia
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eight [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office	Budapest (Hungary)
Country of operation	Hungary
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member] | Versalis SpA
Subsidiaries
% Ownership	96.34%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member] | Versalis Deutsch GmbH
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member] | Versalis International SA
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Finproject Asia Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Hong Kong
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Ten [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Finproject Guangzhou Trading Co Ltd
Registered office	Guangzhou (China)
Country of operation	China
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Finproject India Pvt Ltd
Registered office	Jaipur (India)
Country of operation	India
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Versalis Asia Pacific Pte Ltd [Member]
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Finproject Romania Srl
Registered office	Valea Lui Mihai (Romania)
Country of operation	Romania
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Foam Creations (2008) Inc
Registered office	Quebec City (Canada)
Country of operation	Canada
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Foam Creations México SA de CV
Registered office	León (Mexico)
Country of operation	Mexico
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Finproject SpA
Subsidiaries
% Ownership	46.77%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Foam Creations (2008)
Subsidiaries
% Ownership	53.23%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Novamont France SAS
Registered office	Paris (France)
Country of operation	France
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Novamont Iberia SLU
Registered office	Cornellà de Llobregat (Spain)
Country of operation	Spain
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Novamont North America Inc
Registered office	Shelton (USA)
Country of operation	USA
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Versalis Americas Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Versalis Asia Pacific Pte Ltd (former Versalis Singapore Pte Ltd)
Registered office	Singapore (Singapore)
Country of operation	Singapore
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Versalis Congo Sarlu
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Versalis Deutschland GmbH
Registered office	Eschborn (Germany)
Country of operation	Germany
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Versalis France SAS
Registered office	Mardyck (France)
Country of operation	France
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Versalis International Côte d'Ivoire Sarlu
Registered office	Abidjan (Ivory Coast)
Country of operation	Ivory Coast
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Versalis International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Versalis SpA
Subsidiaries
% Ownership	59.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Versalis Deutsch GmbH
Subsidiaries
% Ownership	23.71%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Dunastyr Zrt
Subsidiaries
% Ownership	14.43%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Versalis France
Subsidiaries
% Ownership	2.86%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Versalis Kimya Ticaret Limited Sirketi
Registered office	Istanbul (Turkey)
Country of operation	Turkey
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Versalis México S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Versalis International SA
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Versalis Pacific (India) Private Ltd
Registered office	Mumbai (India)
Country of operation	India
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Versalis Asia Pacific Pte Ltd [Member]
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Versalis Pacific Trading (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Versalis Asia Pacific Pte Ltd [Member]
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Versalis UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Versalis Zeal Ltd
Registered office	Takoradi (Ghana)
Country of operation	Ghana
% Equity ratio	80.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Versalis International SA
Subsidiaries
% Ownership	80.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Third parties
Subsidiaries
% Ownership	20.00%